UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Espalier Global Management LLC

Address:  599 Lexington Avenue
          Suite 4110
          New York, New York 10022

13F File Number: 028-14742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wojciech Uzdelewicz
Title:  Managing Principal
Phone:  212-339-7448


Signature, Place and Date of Signing:

 /s/Wojciech Uzdelewicz         New York, New York          February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:   $473,713
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.      Form 13F File Number      Name
---      --------------------      ----

1        028-14745                 Espalier Global Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Espalier Global Management LLC
                                                         December 31, 2012
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6        COL 7         COLUMN 8

                                                         VALUE      SHS OR   SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT  PRN CALL  DISCRETION      MGRS   SOLE     SHARED   NONE
ADA ES INC                    COM             005208103   4,080      241,709 SH        SHARED-DEFINED   1      241,709
ADOBE SYS INC                 COM             00724F101   6,029      160,000 SH        SHARED-DEFINED   1      160,000
AFLAC INC                     COM             001055102   5,312      100,000     PUT   SHARED-DEFINED   1      100,000
ALCATEL-LUCENT                SPONSORED ADR   013904305   1,390    1,000,000 SH        SHARED-DEFINED   1    1,000,000
ALLIANCE DATA SYSTEMS CORP    COM             018581108   7,238       50,000 SH        SHARED-DEFINED   1       50,000
AMARIN CORP PLC               SPONS ADR NEW   023111206   8,502    1,050,900     CALL  SHARED-DEFINED   1    1,050,900
AMERICAN INTL GROUP INC       COM NEW         026874784  12,341      349,597 SH        SHARED-DEFINED   1      349,597
AUTODESK INC                  COM             052769106   7,954      225,000 SH        SHARED-DEFINED   1      225,000
BANK OF AMERICA CORPORATION   COM             060505104   8,777      756,000 SH        SHARED-DEFINED   1      756,000
CAPITAL ONE FINL CORP         COM             14040H105   8,690      150,000 SH        SHARED-DEFINED   1      150,000
CHIPOTLE MEXICAN GRILL INC    COM             169656105  14,873       50,000     CALL  SHARED-DEFINED   1       50,000
CIENA CORP                    COM NEW         171779309   5,731      365,000 SH        SHARED-DEFINED   1      365,000
CISCO SYS INC                 COM             17275R102   8,842      450,000 SH        SHARED-DEFINED   1      450,000
CIT GROUP INC                 COM NEW         125581801   3,864      100,000 SH        SHARED-DEFINED   1      100,000
CITIGROUP INC                 COM NEW         172967424  10,385      262,500 SH        SHARED-DEFINED   1      262,500
CITIGROUP INC                 COM NEW         172967424   7,912      200,000     CALL  SHARED-DEFINED   1      200,000
COMMVAULT SYSTEMS INC         COM             204166102   8,833      126,800 SH        SHARED-DEFINED   1      126,800
CONCUR TECHNOLOGIES INC       COM             206708109   6,752      100,000     CALL  SHARED-DEFINED   1      100,000
DECKERS OUTDOOR CORP          COM             243537107   3,020       75,000 SH        SHARED-DEFINED   1       75,000
DELTA AIR LINES INC DEL       COM NEW         247361702   4,273      360,000 SH        SHARED-DEFINED   1      360,000
DIGITALGLOBE INC              COM NEW         25389M877   7,332      300,000 SH        SHARED-DEFINED   1      300,000
DISCOVER FINL SVCS            COM             254709108   8,288      215,000 SH        SHARED-DEFINED   1      215,000
DREAMWORKS ANIMATION SKG INC  CL A            26153C103   8,285      500,000 SH        SHARED-DEFINED   1      500,000
E TRADE FINANCIAL CORP        COM NEW         269246401   5,818      650,000 SH        SHARED-DEFINED   1      650,000
FACEBOOK INC                  CL A            30303M102  28,994    1,089,192 SH        SHARED-DEFINED   1    1,089,192
FIRST SOLAR INC               COM             336433107   1,543       50,000 SH        SHARED-DEFINED   1       50,000
FORTRESS INVESTMENT GROUP LL  CL A            34958B106     439      100,000 SH        SHARED-DEFINED   1      100,000
GENERAL ELECTRIC CO           COM             369604103  10,495      500,000     CALL  SHARED-DEFINED   1      500,000
GLOBAL PMTS INC               COM             37940X102  10,419      230,000 SH        SHARED-DEFINED   1      230,000
GOOGLE INC                    CL A            38259P508  14,855       21,000 SH        SHARED-DEFINED   1       21,000
GROUPON INC                   COM CL A        399473107   8,850    1,820,936 SH        SHARED-DEFINED   1    1,820,936
HOME DEPOT INC                COM             437076102   6,185      100,000 SH        SHARED-DEFINED   1      100,000
JDS UNIPHASE CORP             COM PAR $0.001  46612J507   6,514      482,500 SH        SHARED-DEFINED   1      482,500
KEYW HLDG CORP                COM             493723100   7,280      573,700 SH        SHARED-DEFINED   1      573,700
L-3 COMMUNICATIONS HLDGS INC  COM             502424104   7,662      100,000 SH        SHARED-DEFINED   1      100,000
MARRIOTT INTL INC NEW         CL A            571903202   1,864       50,000 SH        SHARED-DEFINED   1       50,000
MEMC ELECTR MATLS INC         COM             552715104   1,605      500,000 SH        SHARED-DEFINED   1      500,000
MILLENNIAL MEDIA INC          COM             60040N105   3,446      275,000 SH        SHARED-DEFINED   1      275,000
NXP SEMICONDUCTORS N V        COM             N6596X109   1,711       65,000 SH        SHARED-DEFINED   1       65,000
OCWEN FINL CORP               COM NEW         675746309   3,459      100,000 SH        SHARED-DEFINED   1      100,000
PANDORA MEDIA INC             COM             698354107   1,649      179,600 SH        SHARED-DEFINED   1      179,600
PAYCHEX INC                   COM             704326107  13,218      425,000 SH        SHARED-DEFINED   1      425,000
PEABODY ENERGY CORP           COM             704549104   9,580      360,000 SH        SHARED-DEFINED   1      360,000
QUALYS INC                    COM             74758T303   3,198      216,237 SH        SHARED-DEFINED   1      216,237
SALESFORCE COM INC            COM             79466L302  10,086       60,000 SH        SHARED-DEFINED   1       60,000
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605   8,195      500,000     CALL  SHARED-DEFINED   1      500,000
SERVICENOW INC                COM             81762P102   3,406      113,406 SH        SHARED-DEFINED   1      113,406
SHUTTERFLY INC                COM             82568P304   5,675      190,000 SH        SHARED-DEFINED   1      190,000
SPLUNK INC                    COM             848637104   4,642      159,957 SH        SHARED-DEFINED   1      159,957
STARWOOD HOTELS&RESORTS WRLD  COM             85590A401   2,868       50,000 SH        SHARED-DEFINED   1       50,000
SYMANTEC CORP                 COM             871503108  12,122      644,091 SH        SHARED-DEFINED   1      644,091
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100   2,746      160,000 SH        SHARED-DEFINED   1      160,000
TD AMERITRADE HLDG CORP       COM             87236Y108  21,433    1,275,000 SH        SHARED-DEFINED   1    1,275,000
TD AMERITRADE HLDG CORP       COM             87236Y108   8,405      500,000     CALL  SHARED-DEFINED   1      500,000
TEXAS INSTRS INC              COM             882508104   4,634      150,000 SH        SHARED-DEFINED   1      150,000
TIVO INC                      COM             888706108  17,560    1,426,508 SH        SHARED-DEFINED   1    1,426,508
U S AIRWAYS GROUP INC         COM             90341W108   6,075      450,000 SH        SHARED-DEFINED   1      450,000
VERISIGN INC                  COM             92343E102   6,794      175,000 SH        SHARED-DEFINED   1      175,000
WHOLE FOODS MKT INC           COM             966837106   9,116      100,000     PUT   SHARED-DEFINED   1      100,000
XILINX INC                    COM             983919101  11,296      315,000 SH        SHARED-DEFINED   1      315,000
YAHOO INC                     COM             984332106  18,408      925,000 SH        SHARED-DEFINED   1      925,000
ZYNGA INC                     CL A            98986T108   1,591      674,000 SH        SHARED-DEFINED   1      674,000
ZYNGA INC                     CL A            98986T108   1,180      500,000     CALL  SHARED-DEFINED   1      500,000





SK 27173 0002 1358451